Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS 58.6%
	CONSUMER DISCRETIONARY 3.7%
	APPAREL 0.2%
32,000	NIKE, Inc. Class B	$4,527,040

	DISTRIBUTION & WHOLESALE 0.6%
34,800	Pool Corp.	12,963,000

	RETAIL 2.9%
8,100	AutoZone, Inc. *	9,602,064
51,100	Dollar General Corp.	10,746,330
13,400	Domino’s Pizza, Inc.	5,138,364
20,000	Lululemon Athletica, Inc. *	6,960,600
22,600	O’Reilly Automotive, Inc. *	10,228,082
234,394	TJX Companies, Inc. (The)	16,006,766
		58,682,206
		76,172,246
	CONSUMER STAPLES 1.1%
	BEVERAGES 0.2%
22,000	PepsiCo, Inc.	3,262,600

	FOOD 0.2%
36,406	McCormick & Co., Inc.	3,480,414

	HOUSEHOLD PRODUCTS 0.3%
77,200	Church & Dwight Co., Inc.	6,734,156

	RETAIL 0.4%
24,000	Costco Wholesale Corp.	9,042,720
		22,519,890
	FINANCIALS 6.6%
	COMMERCIAL SERVICES 1.4%
83,400	S&P Global, Inc.	27,416,082

	DIVERSIFIED FINANCIAL SERVICES 1.6%
289,913	Intercontinental Exchange, Inc.	33,424,070

	INSURANCE 3.6%
4,900	Alleghany Corp.	2,958,081
70,100	American Financial Group, Inc.	6,142,162
83,700	Aon PLC Class A	17,683,299
234,400	Arch Capital Group, Ltd. *	8,454,808
199,130	Berkley (W.R.) Corp.	13,226,214
28,900	Globe Life, Inc.	2,744,344
76,200	Progressive Corp. (The)	7,534,656
63,500	RenaissanceRe Holdings, Ltd.	10,529,570
43,100	RLI Corp.	4,488,865
		73,761,999
		134,602,151
	HEALTHCARE 7.5%
	BIOTECHNOLOGY 0.4%
13,600	Bio-Rad Laboratories, Inc. Class A *	7,927,984

	ELECTRONICS 0.7%
13,100	Mettler-Toledo International, Inc. *	14,929,808

	HEALTHCARE PRODUCTS 4.5%
4,900	Cooper Cos., Inc. (The)	1,780,268
136,737	Danaher Corp.	30,374,757
36,800	IDEXX Laboratories, Inc. *	18,395,216
29,400	Teleflex, Inc.	12,100,158
60,000	Thermo Fisher Scientific, Inc.	27,946,800
		90,597,199
	HEALTHCARE SERVICES 1.9%
16,000	Charles River Laboratories International, Inc. *	3,997,760
33,700	Chemed Corp.	17,948,957
66,900	IQVIA Holdings, Inc. *	11,986,473
13,800	UnitedHealth Group, Inc.	4,839,384
		38,772,574
		152,227,565
	INDUSTRIALS 14.1%
	AEROSPACE & DEFENSE 4.0%
110,502	HEICO Corp.	14,630,465
18,500	L3Harris Technologies, Inc.	3,496,870
35,300	Northrop Grumman Corp.	10,756,616
75,100	Teledyne Technologies, Inc. *	29,437,698
38,400	TransDigm Group, Inc. *	23,763,840
		82,085,489
	BUILDING MATERIALS 0.1%
9,500	Lennox International, Inc.	2,602,715

	COMMERCIAL SERVICES 4.2%
82,900	Cintas Corp.	29,301,834
10,300	CoStar Group, Inc. *	9,520,084
50,000	Equifax, Inc.	9,642,000
57,503	IHS Markit, Ltd.	5,165,495
259,874	Rollins, Inc.	10,153,277
101,000	Verisk Analytics, Inc. Class A	20,966,590
		84,749,280
	DISTRIBUTION/WHOLESALE 0.4%
56,500	Copart, Inc. *	7,189,625

	ELECTRICAL EQUIPMENT 0.4%
67,075	AMETEK, Inc.	8,112,050

	ELECTRONICS 1.2%
59,100	Roper Technologies, Inc.	25,477,419

1

December 31, 2020

Shares		Value

	ENVIRONMENTAL CONTROL 2.0%
243,210	Republic Services, Inc.	$23,421,123
167,125	Waste Connections, Inc.	17,142,011
		40,563,134
	MACHINERY - DIVERSIFIED 0.4%
82,200	Toro Co. (The)	7,795,848

	MISCELLANEOUS MANUFACTURERS 0.2%
26,900	Carlisle Companies, Inc.	4,201,242

	TRANSPORTATION 1.2%
116,300	Union Pacific Corp.	24,215,986
		286,992,788
	INFORMATION TECHNOLOGY 21.2%
	COMMERCIAL SERVICES 1.2%
59,900	Automatic Data Processing, Inc.	10,554,380
18,700	Gartner, Inc. *	2,995,553
45,887	Global Payments, Inc.	9,884,977
		23,434,910
	COMPUTERS 2.6%
72,751	Accenture PLC Class A	19,003,289
155,100	CGI, Inc. *	12,300,981
60,100	EPAM Systems, Inc. *	21,536,835
		52,841,105
	DIVERSIFIED FINANCIAL SERVICES 1.4%
80,000	MasterCard, Inc. Class A	28,555,200

	ELECTRONICS 0.2%
30,200	Keysight Technologies, Inc. *	3,989,118

	INTERNET 0.5%
139,649	Anaplan, Inc. *	10,033,781

	SEMICONDUCTORS 0.9%
25,100	Broadcom, Inc.	10,990,035
21,565	Monolithic Power Systems, Inc.	7,897,750
		18,887,785
	SOFTWARE 14.1%
61,900	Adobe, Inc. *	30,957,428
60,700	ANSYS, Inc. *	22,082,660
147,600	Cadence Design Systems, Inc. *	20,137,068
29,500	Coupa Software, Inc. *	9,997,845
51,600	Fair Isaac Corp. *	26,369,664
106,787	Fidelity National Information Services, Inc.	15,106,089
177,000	Fiserv, Inc. *	20,153,220
71,810	Intuit, Inc.	27,277,029
83,284	Jack Henry & Associates, Inc.	13,491,175
13,400	Paycom Software, Inc. *	6,060,150
45,800	RingCentral, Inc. Class A *(1)	17,356,826
81,000	Salesforce.com, Inc. *	18,024,930
42,100	ServiceNow, Inc. *	23,173,103
59,800	Synopsys, Inc. *	15,502,552
51,700	Tyler Technologies, Inc. *	22,568,084
		288,257,823
	TELECOMMUNICATIONS 0.3%
34,100	Motorola Solutions, Inc.	5,799,046
		431,798,768
	MATERIALS 2.0%
	CHEMICALS 1.2%
117,000	Ecolab, Inc.	25,314,120

	PACKAGING & CONTAINERS 0.8%
31,800	AptarGroup, Inc.	4,353,102
118,400	Ball Corp.	11,032,512
		15,385,614
		40,699,734
	REAL ESTATE 1.5%
	REITS 1.5%
19,300	American Tower Corp. REIT	4,332,078
21,600	Equinix, Inc. REIT	15,426,288
174,700	Equity Lifestyle Properties, Inc. REIT	11,068,992
		30,827,358
	UTILITIES 0.9%
	ELECTRIC 0.9%
253,776	NextEra Energy, Inc.	19,578,819
TOTAL COMMON STOCKS (Cost $783,748,429)		1,195,419,319

Principal Amount		Value

ASSET-BACKED SECURITIES 1.7%
251,942	Ally Auto Receivables Trust, Series 2018-3, Class A3, 3.00%, 1/17/23	254,509
251,595	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22	253,506
525,000	BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 5/15/23 (2)	530,509
205,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	207,236
500,000	Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1, 3.01%, 2/15/24	504,030
392,512	CarMax Auto Owner Trust, Series 2017-1, Class A4, 2.27%, 9/15/22	393,756

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

$65,452	Carmax Auto Owner Trust, Series 2019-2, Class A2A, 2.69%, 7/15/22	$65,591
2,400,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	2,479,612
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23	1,201,475
169,116	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.03%, 11/15/22	170,626
750,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (2)	824,124
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23%, 9/15/24	1,031,275
129,157	GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67%, 3/21/22	129,871
650,000	GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72%, 3/20/23	658,909
750,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A4, 2.13%, 3/16/23 (2)	756,076
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.75%, 7/16/24	375,528
1,500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25	1,552,846
170,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (2)	170,955
305,000	Honda Auto Receivables Owner Trust, Series 2018-2, Class A4, 3.16%, 8/19/24	311,436
709,000	Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54%, 3/21/25	736,951
655,000	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.82%, 7/15/24	661,390
1,038,000	Honda Auto Receivables Owner Trust, Series 2018-1I, Class A4, 2.78%, 5/15/24	1,052,253
700,000	Honda Auto Receivables Owner Trust, Series 2018-3, Class A4, 3.07%, 11/21/24	720,282
1,000,000	Honda Auto Receivables Owner Trust, Series 2019-4, Class A4, 1.87%, 1/20/26	1,033,867
1,300,000	Honda Auto Receivables Owner Trust, Series 2020-3, Class A4, 0.46%, 4/19/27	1,304,337
1,130,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (2)	1,147,699
122,684	Mercedes-Benz Auto Lease Trust, Series 2018-B, Class A3, 3.21%, 9/15/21	122,912
1,000,000	Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A4, 3.25%, 10/15/24	1,012,191
244,547	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.01%, 12/15/21	245,040
278,182	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82%, 3/15/22	279,090
522,633	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	524,419
660,220	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.90%, 10/16/23	672,616
102,228	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.65%, 5/16/22	102,627
1,000,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31 (2)	1,067,907
2,500,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (2)	2,574,218
1,500,000	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4, 2.12%, 2/15/23	1,514,740
1,441,045	Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3, 3.18%, 3/15/23	1,464,536
1,400,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.52%, 5/15/23	1,425,613
1,748,462	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.91%, 7/17/23	1,778,952
1,700,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, 12/20/23	1,733,649
170,026	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	171,724
85,739	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.87%, 7/17/23	86,953
1,190,000	World Omni Auto Receivables Trust, Series 2018-B, Class A4, 3.03%, 6/17/24	1,231,028

3

December 31, 2020

Principal Amount		Value

$600,000	World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A3, 2.03%, 11/15/22	$610,139
TOTAL ASSET-BACKED SECURITIES (Cost $35,143,946)		35,147,003

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%
570,000	BANK, Series 2017-BNK8, Class ASB, 3.31%, 11/15/50	629,683
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	285,274
1,640,000	BANK, Series 2019-BN16, Class A4, 4.01%, 2/15/52	1,939,965
950,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	1,107,176
1,000,000	BANK, Series 2020-BN30, Class A3, 1.65%, 12/10/53	1,008,471
500,000	BANK, Series 2019-BN24, Class A3, 2.96%, 11/15/62	558,050
336,900	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	352,423
439,299	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A1, 3.13%, 6/10/51	447,672
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	103,679
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	163,332
1,000,000	FHLMC, Series K056, Class A2, 2.53%, 5/25/26	1,091,617
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	105,751
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A2, 3.46%, 8/25/23 (3)	536,643
600,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2, 3.53%, 10/25/23 (3)	648,230
1,800,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class A2, 3.49%, 1/25/24	1,954,553
293,965	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	314,186
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	270,524
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	1,731,707
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	548,229
850,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25 (3)	933,539
955,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	1,053,470
1,450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	1,626,682
950,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	1,058,613
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2, 2.75%, 1/25/26	1,098,368
1,240,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,360,922
673,754	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A1, 2.34%, 7/25/26	714,205
1,300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	1,435,292
875,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26 (3)	998,812
699,608	FHLMC Multifamily Structured Pass-Through Certificates, Series K066, Class A1, 2.80%, 12/25/26	753,383
1,537,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	1,762,212
1,250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27 (3)	1,434,003
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,800,559
1,750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	1,998,428
2,625,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	3,002,565
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class A2, 3.24%, 8/25/27	860,469
898,717	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A1, 3.25%, 11/25/27	989,017
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	288,305
696,034	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	808,956
1,150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K073, Class A2, 3.35%, 1/25/28	1,330,468
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	879,398

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

$2,965,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K075, Class A2, 3.65%, 2/25/28 (3)	$3,496,932
890,341	FHLMC Multifamily Structured Pass-Through Certificates, Series K079, Class A1, 3.73%, 2/25/28	1,002,333
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K076, Class A2, 3.90%, 4/25/28	1,195,328
3,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K077, Class A2, 3.85%, 5/25/28 (3)	3,575,959
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28 (3)	889,756
3,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K087, Class A2, 3.77%, 12/25/28	3,582,938
1,400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	1,657,487
925,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	1,078,156
2,941,459	FHLMC Multifamily Structured Pass-Through Certificates, Series K102, Class A1, 2.18%, 5/25/29	3,149,391
1,964,252	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	2,102,903
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K102, Class A2, 2.54%, 10/25/29	1,111,948
550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K103, Class A2, 2.65%, 11/25/29	617,507
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.51%, 11/25/45 (2)(3)	261,899
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	253,725
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48 (2)(3)	252,579
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	154,868
91,993	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	93,121
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49	562,755
550,418	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	586,942
835,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48	926,958
355,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.05%, 11/15/49	391,368
600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	678,811
750,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class ASB, 3.07%, 11/15/52	842,131
1,550,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.13%, 11/15/52	1,729,120
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	407,446
204,043	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	206,744
41,067	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	41,051
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	333,123
150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	161,617
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	482,767
89,141	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	89,740
650,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	741,795
370,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.77%, 7/15/58 (3)	413,571
384,786	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	389,412
94,299	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	95,392
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	310,776
364,747	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A4, 3.65%, 10/15/57	399,761
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $71,719,004)		74,252,941

CORPORATE BONDS & NOTES 9.4%
	BASIC MATERIALS 0.4%
742,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	791,527
750,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	804,917

5

December 31, 2020

Principal Amount		Value

$500,000	DuPont de Nemours, Inc., Senior Unsecured Notes, 2.17%, 5/1/23	$506,625
750,000	Ecolab, Inc., Senior Unsecured Notes, 1.30%, 1/30/31	742,873
750,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	853,825
750,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	813,394
150,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	159,828
400,000	Nutrien, Ltd., Senior Unsecured Notes, 1.90%, 5/13/23	413,178
500,000	Nutrien, Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	597,860
650,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42	848,569
700,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31 (1)	782,772
700,000	Teck Resources, Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	902,639
		8,218,007
	COMMUNICATIONS 0.6%
750,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	826,024
650,000	Alphabet, Inc., Senior Unsecured Notes, 1.90%, 8/15/40	637,950
550,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	754,663
250,000	Amazon.com, Inc., Senior Unsecured Notes, 2.50%, 6/3/50	259,393
655,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33 (2)	671,465
850,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	935,069
900,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	1,045,303
300,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	344,664
475,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	571,793
675,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	796,019
750,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	898,511
400,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	451,080
500,000	Omnicom Group, Inc., Senior Unsecured Notes, 2.45%, 4/30/30	531,046
350,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	445,217
675,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	851,722
525,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (1)	650,246
850,000	Walt Disney Co. (The), Guaranteed Notes, 2.65%, 1/13/31 (1)	931,865
		11,602,030
	CONSUMER, CYCLICAL 0.7%
1,000,000	American Honda Finance Corp. MTN, Senior Unsecured Notes, 1.00%, 9/10/25	1,015,265
825,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	947,106
700,000	Choice Hotels International, Inc., Senior Unsecured Notes, 3.70%, 12/1/29	763,462
750,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	779,494
950,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	954,815
725,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	773,874
400,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24 (1)	408,000
800,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	821,888
711,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	753,600
350,000	Leggett & Platt, Inc., Senior Unsecured Notes, 3.50%, 11/15/27	377,634
750,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	828,750
775,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 1.70%, 10/15/30	785,212
750,000	NIKE, Inc., Senior Unsecured Notes, 2.38%, 11/1/26	820,267
750,000	O’Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	853,934
500,000	Starbucks Corp., Senior Unsecured Notes, 3.75%, 12/1/47	584,000
350,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	392,875
500,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	541,746
850,000	Walgreen Co., Guaranteed Notes, 3.10%, 9/15/22	887,282
550,000	Walmart, Inc., Senior Unsecured Notes, 3.95%, 6/28/38	701,588
650,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29 (1)	792,625
		14,783,417
	CONSUMER, NON-CYCLICAL 2.0%
976,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	1,143,329
500,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	552,925
750,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27 (1)	804,009
750,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31 (1)	955,330
850,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	936,553
1,000,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	989,833
750,000	Baxter International, Inc., Senior Unsecured Notes, 2.60%, 8/15/26	818,807

6

Schedule of Investments (unaudited) (continued)

750,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	860,709
750,000	Biogen, Inc., Senior Unsecured Notes, 2.25%, 5/1/30	783,451
850,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	964,614
350,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.25%, 8/15/43	501,749
875,000	Bunge, Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	972,531
600,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	666,126
525,000	Cigna Corp., Guaranteed Notes, 3.40%, 3/1/27	592,793
350,000	Cigna Corp., Senior Unsecured Notes, 2.40%, 3/15/30	373,177
500,000	Clorox Co. (The), Senior Unsecured Notes, 3.05%, 9/15/22	520,022
300,000	Clorox Co. (The), Senior Unsecured Notes, 1.80%, 5/15/30	309,598
750,000	Coca-Cola Co. (The), Senior Unsecured Notes, 1.45%, 6/1/27	774,694
750,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	806,655
850,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27 (1)	857,845
500,000	Constellation Brands, Inc., Senior Unsecured Notes, 2.88%, 5/1/30 (1)	547,890
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	211,054
750,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	754,367
650,000	Danaher Corp., Senior Unsecured Notes, 3.35%, 9/15/25 (1)	727,702
500,000	Eli Lilly and Co., Senior Unsecured Notes, 2.25%, 5/15/50	491,434
575,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	600,480
650,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.60%, 10/1/40	656,264
300,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	356,016
750,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30	816,655
750,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	843,397
750,000	Hershey Co. (The), Senior Unsecured Notes, 2.65%, 6/1/50	794,593
450,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	517,892
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29	276,030
1,000,000	Johnson & Johnson, Senior Unsecured Notes, 1.30%, 9/1/30	1,007,464
750,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	849,168
750,000	Kimberly-Clark Corp., Senior Unsecured Notes, 2.88%, 2/7/50	845,046
800,000	Kroger Co. (The), Senior Unsecured Notes, 3.85%, 8/1/23	862,295
775,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	856,626
650,000	McKesson Corp., Senior Unsecured Notes, 0.90%, 12/3/25	653,249
500,000	Merck & Co., Inc., Senior Unsecured Notes, 2.75%, 2/10/25	543,159
300,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	378,848
775,000	Mondelez International, Inc., Senior Unsecured Notes, 1.50%, 2/4/31 (1)	765,699
500,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50	547,934
750,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	824,400
525,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49	587,766
750,000	Pfizer, Inc., Senior Unsecured Notes, 2.55%, 5/28/40	801,062
750,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31	822,363
500,000	Sanofi, Senior Unsecured Notes, 3.38%, 6/19/23	536,270
300,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25	356,700
500,000	Sysco Corp., Guaranteed Notes, 2.40%, 2/15/30	520,283
750,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	791,480
500,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 2.80%, 7/21/23	495,050
750,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.13%, 3/25/25	852,778
500,000	Unilever Capital Corp., Guaranteed Notes, 1.38%, 9/14/30	502,226
475,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27 (1)	508,250
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	168,985
400,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	546,904
750,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	858,098
750,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	875,459
		40,136,086
	ENERGY 0.7%
850,000	Boardwalk Pipelines L.P., Guaranteed Notes, 4.95%, 12/15/24	948,668
800,000	Canadian Natural Resources, Ltd., Senior Unsecured Notes, 2.05%, 7/15/25 (1)	839,187
975,000	ConocoPhillips Co., Guaranteed Notes, 4.95%, 3/15/26	1,170,674
71,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	73,208
300,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	373,064

7

December 31, 2020

525,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30 (1)	638,062
500,000	Equinor ASA, Guaranteed Notes, 3.25%, 11/18/49	555,652
750,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	879,573
445,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	512,564
275,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	294,786
400,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	476,791
625,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	651,631
350,000	ONEOK, Inc., Guaranteed Notes, 3.40%, 9/1/29	374,574
300,000	Phillips 66, Guaranteed Notes, 1.30%, 2/15/26 (1)	304,018
500,000	Phillips 66, Guaranteed Notes, 3.90%, 3/15/28	575,742
850,000	Schlumberger Finance Canada, Ltd., Guaranteed Notes, 1.40%, 9/17/25	874,110
850,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	915,078
850,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	948,935
500,000	Total Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	578,893
300,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	354,344
400,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	517,245
350,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	465,566
		13,322,365
	FINANCIAL 2.7%
500,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	552,332
375,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30 (1)	441,384
300,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	321,508
500,000	Air Lease Corp., Senior Unsecured Notes, 4.63%, 10/1/28	574,367
600,000	Allstate Corp. (The), Senior Unsecured Notes, 1.45%, 12/15/30 (1)	598,867
630,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	654,247
825,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	923,901
750,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	795,722
800,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	866,847
750,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	874,952
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	275,597
500,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	556,565
250,000	AvalonBay Communities, Inc. MTN, Senior Unsecured Notes, 2.45%, 1/15/31	268,874
884,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24 (1)	981,294
950,000	Bank of Montreal, Series E, Senior Unsecured Notes, 3.30%, 2/5/24	1,030,377
750,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 1.60%, 4/24/25	784,106
950,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26 (1)	1,047,420
675,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28 (1)	775,432
750,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.85%, 3/12/30 (1)	790,384
775,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30 (1)	847,329
750,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	796,663
700,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	788,860
625,000	CIT Group, Inc., Senior Unsecured Notes, (SOFR + 3.83%), 3.93%, 6/19/24 (3)	660,937
500,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25 (3)	543,588
528,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	744,962
500,000	Citizens Financial Group, Inc., Senior Unsecured Notes, 2.50%, 2/6/30 (1)	531,356
750,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	829,184
360,000	Comerica, Inc., Senior Unsecured Notes, 3.70%, 7/31/23	388,384
250,000	Comerica, Inc., Senior Unsecured Notes, 4.00%, 2/1/29	297,834
750,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	841,657
1,000,000	Credit Suisse AG, Senior Unsecured Notes, 2.95%, 4/9/25 (1)	1,096,992
500,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	573,245
500,000	Discover Bank, Senior Unsecured Notes, 2.70%, 2/6/30	530,312
725,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	805,066
500,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	589,285
500,000	Equinix, Inc., Senior Unsecured Notes, 3.20%, 11/18/29	548,883
500,000	Equitable Holdings, Inc., Senior Unsecured Notes, 4.35%, 4/20/28	591,138
375,000	Essex Portfolio L.P., Guaranteed Notes, 4.00%, 3/1/29	437,612
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.00%, 1/15/30	274,264
775,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	845,236
700,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	795,163

8

Schedule of Investments (unaudited) (continued)

175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	267,778
750,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 2.80%, 8/19/29	814,775
850,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26	970,227
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	267,158
500,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.55%, 2/4/30	536,223
750,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	823,966
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	584,532
300,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48 (3)	377,559
800,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29	866,467
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	251,652
675,000	Life Storage L.P., Guaranteed Notes, 2.20%, 10/15/30	689,020
725,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	796,916
500,000	Mastercard, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	558,859
250,000	Mitsubishi UFJ Financial Group, Inc., Senior Unsecured Notes, 3.76%, 7/26/23	271,038
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	538,747
300,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	332,345
500,000	National Australia Bank, Ltd., Senior Unsecured Notes, 1.88%, 12/13/22	515,903
250,000	National Australia Bank, Ltd., Senior Unsecured Notes, 2.50%, 7/12/26	272,489
750,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29	849,313
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	273,294
500,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29 (1)	574,127
500,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	525,798
500,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	584,962
250,000	Prologis L.P., Guaranteed Notes, 3.88%, 9/15/28	296,319
500,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30	535,791
400,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48 (1)(3)	461,806
250,000	Prudential Financial, Inc. MTN, Senior Unsecured Notes, 3.50%, 5/15/24	275,173
500,000	Regions Financial Corp., Senior Unsecured Notes, 2.25%, 5/18/25	530,239
500,000	Reinsurance Group of America, Inc., Senior Unsecured Notes, 3.90%, 5/15/29	573,342
250,000	Royal Bank of Canada GMTN, Senior Unsecured Notes, 1.95%, 1/17/23	258,175
438,000	Royal Bank of Canada GMTN, Subordinated Notes, 4.65%, 1/27/26	517,072
425,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	447,051
350,000	Santander Holdings USA, Inc., Series FXD, Senior Unsecured Notes, 3.50%, 6/7/24	378,110
750,000	State Street Corp., Senior Unsecured Notes, 2.40%, 1/24/30 (1)	819,580
750,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	842,632
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.75%, 7/19/23	270,598
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.04%, 7/16/29	277,130
300,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	303,694
500,000	Synchrony Financial, Senior Unsecured Notes, 2.85%, 7/25/22	516,325
350,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 3.25%, 6/11/21	354,609
500,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 1.15%, 6/12/25 (1)	510,554
750,000	Truist Bank, Subordinated Notes, (5-year Treasury Constant Maturity Rate + 1.15%), 2.64%, 9/17/29 (3)	793,604
500,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	552,970
350,000	Ventas Realty L.P., Guaranteed Notes, 3.50%, 4/15/24	380,709
350,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29 (1)	410,480
850,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	909,092
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	257,135
500,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	529,874
500,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	584,436
500,000	Westpac Banking Corp., Senior Unsecured Notes, 3.30%, 2/26/24	543,463
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	130,217
650,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.00%, 11/15/29	767,473
750,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	820,588
500,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	526,781
		55,390,296

9

December 31, 2020

	INDUSTRIAL 0.8%
500,000	3M Co., Senior Unsecured Notes, 2.38%, 8/26/29 (1)	541,010
750,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30	776,302
649,000	Ball Corp., Guaranteed Notes, 4.00%, 11/15/23	691,185
500,000	Carlisle Cos., Inc., Senior Unsecured Notes, 2.75%, 3/1/30	535,611
500,000	Caterpillar Financial Services Corp. MTN, Senior Unsecured Notes, 1.10%, 9/14/27	505,178
450,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	511,950
450,000	Dover Corp., Senior Unsecured Notes, 2.95%, 11/4/29	491,355
750,000	FedEx Corp., Guaranteed Notes, 3.10%, 8/5/29 (1)	837,523
800,000	Flex, Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	908,023
750,000	Honeywell International, Inc., Senior Unsecured Notes, 1.95%, 6/1/30	792,440
300,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 3.80%, 3/21/29	351,167
250,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 4.50%, 3/21/49	325,910
500,000	Jabil, Inc., Senior Unsecured Notes, 3.60%, 1/15/30	556,408
650,000	John Deere Capital Corp. MTN, Senior Unsecured Notes, 2.45%, 1/9/30	712,899
625,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Senior Unsecured Notes, 1.75%, 9/15/30	637,957
675,000	Keysight Technologies, Inc., Senior Unsecured Notes, 3.00%, 10/30/29	745,254
650,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	779,402
625,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	636,328
450,000	Norfolk Southern Corp., Senior Unsecured Notes, 4.10%, 5/15/49	565,952
278,000	Owens Corning, Senior Unsecured Notes, 3.40%, 8/15/26	306,984
275,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	317,153
350,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	383,496
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.00%, 12/15/29	278,523
675,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	689,929
450,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	494,420
500,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	569,999
700,000	United Parcel Service, Inc., Senior Unsecured Notes, 2.50%, 9/1/29	762,612
500,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	596,082
450,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	521,755
		16,822,807
	TECHNOLOGY 0.7%
750,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	811,786
250,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22 (1)	258,833
500,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	630,679
850,000	Applied Materials, Inc., Senior Unsecured Notes, 1.75%, 6/1/30	882,094
750,000	Broadridge Financial Solutions, Inc., Senior Unsecured Notes, 2.90%, 12/1/29	821,535
750,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	892,172
725,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	827,846
750,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	827,555
1,000,000	International Business Machines Corp., Senior Unsecured Notes, 1.70%, 5/15/27	1,038,592
700,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	718,762
350,000	KLA Corp., Senior Unsecured Notes, 4.65%, 11/1/24	398,379
350,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	419,462
700,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	839,718
750,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	781,513
825,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	900,064
850,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	887,845
850,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30	956,196
750,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	838,603
750,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30	787,327
		14,518,961
	UTILITIES 0.8%
775,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	915,476
500,000	Baltimore Gas & Electric Co., Senior Unsecured Notes, 3.20%, 9/15/49 (1)	558,389
350,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28	414,704
275,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	299,318
500,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	648,046
300,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	359,825
250,000	Dominion Energy, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	327,628
350,000	DTE Electric Co., 3.95%, 3/1/49	453,995
500,000	DTE Energy Co., Senior Unsecured Notes, 2.95%, 3/1/30	545,817

10

Schedule of Investments (unaudited) (continued)

500,000	Duke Energy Carolinas LLC, 2.45%, 2/1/30	537,757
450,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	523,147
850,000	Entergy Corp., Senior Unsecured Notes, 0.90%, 9/15/25	849,712
700,000	Eversource Energy, Series R, Senior Unsecured Notes, 1.65%, 8/15/30	697,164
150,000	Florida Power & Light Co., 4.95%, 6/1/35	207,411
750,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29	822,761
350,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48	452,541
500,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	556,326
458,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	513,894
750,000	National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	876,994
775,000	Nevada Power Co., Series DD, 2.40%, 5/1/30	834,035
575,000	Northern States Power Co., 2.90%, 3/1/50	648,360
500,000	Oklahoma Gas & Electric Co., Senior Unsecured Notes, 3.30%, 3/15/30	571,704
750,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	761,908
500,000	Public Service Co. of Colorado, Series 34, 3.20%, 3/1/50	579,742
500,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 2.88%, 6/15/24	538,261
250,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 1.60%, 8/15/30	246,494
325,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	387,249
300,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	305,560
550,000	Union Electric Co., 2.95%, 3/15/30	613,800
600,000	WEC Energy Group, Inc., Senior Unsecured Notes, 1.80%, 10/15/30	601,770
		16,649,788
TOTAL CORPORATE BONDS & NOTES (Cost $180,419,631)		191,443,757

FOREIGN GOVERNMENT OBLIGATIONS 0.1%
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	316,560
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	313,749
250,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	276,565
550,000	Peruvian Government International Bond, Senior Unsecured Notes, 1.86%, 12/1/32 (1)	554,400
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,402,843)		1,461,274

Principal Amount		Value

LONG-TERM MUNICIPAL SECURITIES 0.9%
	CALIFORNIA 0.3%
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	134,696
675,000	California State, General Obligation Unlimited, Ser. A, 3.05%, 4/1/29	768,474
500,000	City & County of San Francisco CA, General Obligation Limited, 2.60%, 6/15/37	519,585
250,000	City of Oakland, California Taxable Pension, Revenue Bonds, 4.68%, 12/15/25	290,625
500,000	City of Pasadena CA, Refunding Revenue Bonds, Ser. B, 2.77%, 5/1/34	524,645
710,000	City of San Francisco CA, Public Utilities Commission Water Revenue Bonds, Series H, 1.34%, 11/1/27	726,649
650,000	Municipal Improvement Corp. of Los Angeles Revenue Bonds, Series C, 1.88%, 11/1/30	649,161
325,000	Palm Desert Redevelopment Agency Successor Agency, Refunding Revenue Bonds, Ser. A, BAM Insured, 4.00%, 10/1/31	362,099
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	347,982
300,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series F, 3.80%, 5/1/27	341,412
450,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	488,579
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	146,317
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	119,616
		5,419,840
	COLORADO 0.0%
295,000	Denver City & County School District No. 1, Certificate Participation, Series B, 3.45%, 12/15/26	328,134

11

December 31, 2020

	DISTRICT OF COLUMBIA 0.0%
450,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	508,657

	FLORIDA 0.0%
500,000	City of Tampa FL Water & Wastewater System, Refunding Revenue Bonds, Series B, 1.42%, 10/1/30	506,805

	HAWAII 0.1%
440,000	City & County Honolulu HI Wastewater System, First Bond Resolution, Refunding Revenue Bonds, Ser. C, 2.65%, 7/1/30	485,192
750,000	State of Hawaii, General Obligation Unlimited, Series FZ, 1.98%, 8/1/34	759,353
		1,244,545
	KANSAS 0.0%
375,000	Leavenworth County Unified School District No. 469, General Obligation Limited, BAM Insured, 2.87%, 9/1/38	406,995

	KENTUCKY 0.1%
750,000	Kentucky State Property & Building Commission, Revenue Bonds, Series D, 2.57%, 11/1/28	807,247

	LOUISIANA 0.0%
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	223,782

	MARYLAND 0.0%
500,000	County of Baltimore MD, General Obligation Unlimited, 2.83%, 7/1/31	566,105

	MASSACHUSETTS 0.0%
500,000	Massachusetts School Building Authority, Refunding Revenue Bonds, Ser. B, 3.40%, 10/15/40	537,870

	MICHIGAN 0.0%
300,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	345,096

	NEW HAMPSHIRE 0.0%
295,000	New Hampshire Health and Education Facilities Authority, Refunding Revenue Bonds, 3.58%, 7/1/34	321,948

	NEW JERSEY 0.0%
545,000	New Jersey Infrastructure Bank, Refunding Revenue Bonds, Series C Subseries R2, 3.00%, 9/1/30	604,618

	NEW YORK 0.1%
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	239,320
375,000	City of New York, General Obligation Limited, Series F, Subseries F3, 3.63%, 4/1/32	420,394
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	108,452
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	208,494
300,000	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series A2, 3.34%, 8/1/25	325,695
1,000,000	Suffolk County Water Authority, Revenue Bonds, 0.91%, 6/1/25	1,013,070
		2,315,425
	NORTH DAKOTA 0.0%
325,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Series B, 2.70%, 5/1/32	351,436

	OKLAHOMA 0.0%
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	263,595

	OREGON 0.1%
190,000	City of Portland OR, Affordable Housing Project, General Obligation Limited, Series B, 3.60%, 6/15/39	204,088
700,000	City of Portland OR, General Obligation Limited, Series B, 2.06%, 6/15/35	714,455
		918,543
	PENNSYLVANIA 0.1%
350,000	City of Erie PA, General Obligation Limited, Ser. A, AGM Insured, 4.02%, 11/15/35	390,183
355,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 3.29%, 12/1/36	372,562
		762,745
	SOUTH CAROLINA 0.0%
300,000	North Augusta Public Facilities Corp., North Augusta Project, Revenue Bonds, Series B, 3.44%, 11/1/25	320,526

	TEXAS 0.1%
350,000	Texas A&M University Board, Revenue Bonds, Series B, 3.48%, 5/15/49	378,392
600,000	Tyler Independent School District, Texas Unlimited Tax, Refunding Revenue Bonds, 1.68%, 2/15/32	612,570
		990,962
	VIRGINIA 0.0%
210,000	Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, 3.75%, 7/1/31	236,431

12

Schedule of Investments (unaudited) (continued)

500,000	Virginia State Resources Authority, Revenue Bonds, 1.66%, 11/1/30	506,210
		742,641
	WISCONSIN 0.0%
500,000	Wisconsin Department of Transportation, Refunding Revenue Bonds, Series 1, 1.86%, 7/1/34	499,500
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $18,308,469)		18,987,015

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 6.6%
500,000	FHLB, 3.38%, 3/10/28	596,786
250,000	FHLB, 3.00%, 10/12/21	255,545
250,000	FHLB, 3.25%, 3/8/24	274,121
74,388	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	77,783
120,323	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	132,647
90,373	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	98,341
109,195	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	121,184
9,236	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	9,933
436,174	FHLMC Gold PC Pool #G08698, 3.50%, 3/1/46	470,011
82,379	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	87,445
86,879	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	95,775
101,161	FHLMC Gold PC Pool #Q39580, 4.00%, 3/1/46	110,706
212,167	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	226,597
109,409	FHLMC Pool #AG08748, 3.50%, 2/1/47	116,631
331,262	FHLMC Pool #BM5689, 2.50%, 3/1/24	345,049
8,866,204	FHLMC Pool #QA9129, 2.50%, 4/1/50	9,354,432
987,576	FHLMC Pool #QA9747, 2.50%, 5/1/50	1,041,958
1,943,359	FHLMC Pool #QB2462, 3.00%, 8/1/50	2,049,288
490,439	FHLMC Pool #QB3856, 2.00%, 9/1/50	509,509
623,843	FHLMC Pool #QB5314, 2.50%, 11/1/50	658,196
442,869	FHLMC Pool #RA2061, 3.00%, 1/1/50	464,077
2,028,597	FHLMC Pool #RB5022, 3.00%, 11/1/39	2,126,495
1,680,149	FHLMC Pool #RD5024, 2.00%, 5/1/30	1,758,333
3,113,747	FHLMC Pool #SB8010, 2.50%, 10/1/34	3,246,906
323,170	FHLMC Pool #SB8026, 2.50%, 1/1/35	336,892
2,572,299	FHLMC Pool #SB8044, 2.00%, 5/1/35	2,688,391
1,567,129	FHLMC Pool #SD7514, 3.50%, 4/1/50	1,685,446
513,865	FHLMC Pool #SD8007, 4.50%, 8/1/49	557,237
295,379	FHLMC Pool #SD8029, 2.50%, 12/1/49	311,645
960,721	FHLMC Pool #SD8097, 2.00%, 8/1/50	998,078
182,332	FHLMC Pool #SD8098, 2.00%, 10/1/50	189,422
5,956,202	FHLMC Pool #SD8106, 2.00%, 11/1/50	6,187,804
131,653	FHLMC Pool #ZK4078, 2.50%, 4/1/22	137,133
11,678	FHLMC Pool #ZN1699, 4.50%, 12/1/48	12,638
50,414	FHLMC Pool #ZN5055, 3.00%, 4/1/49	52,961
263,911	FHLMC Pool #ZN5108, 3.00%, 4/1/49	276,554
107,396	FHLMC Pool #ZS6516, 2.50%, 6/1/22	111,865
511,764	FHLMC Pool #ZS6632, 2.50%, 11/1/22	533,065
327,609	FHLMC Pool #ZT1863, 3.50%, 4/1/49	345,678
204,737	FHLMC Pool #ZT1867, 3.00%, 4/1/49	214,427
926,778	FHLMC Pool #ZT1952, 4.00%, 5/1/49	988,391
213,608	FHLMC Pool #ZT1955, 3.00%, 5/1/49	223,769
471,813	FHLMC Pool #ZT2087, 4.00%, 6/1/49	503,329
10,631	FHLMC Pool #ZT2090, 3.00%, 6/1/49	11,138
250,000	FNMA, 2.38%, 1/19/23	261,450
250,000	FNMA, 2.63%, 9/6/24	271,906
500,000	FNMA, 1.88%, 9/24/26	540,625
7,761	FNMA Pool #254954, 4.50%, 10/1/23	8,391
328	FNMA Pool #255132, 4.50%, 2/1/24	354
94,750	FNMA Pool #995245, 5.00%, 1/1/39	110,056
114,745	FNMA Pool #AB1259, 5.00%, 7/1/40	133,423
112,851	FNMA Pool #AB1796, 3.50%, 11/1/40	121,517
5,744	FNMA Pool #AB4069, 2.50%, 12/1/21	5,983
95,521	FNMA Pool #AB6286, 2.50%, 9/1/27	99,846
486,934	FNMA Pool #AB6344, 2.50%, 10/1/22	507,201
98,916	FNMA Pool #AB8144, 5.00%, 4/1/37	113,445
82,899	FNMA Pool #AL7662, 4.50%, 10/1/43	92,544
176,227	FNMA Pool #AQ3960, 3.00%, 8/1/28	187,252
139,033	FNMA Pool #AR0930, 2.50%, 1/1/28	145,339
2,509,916	FNMA Pool #AS0516, 3.00%, 9/1/43	2,677,893
116,923	FNMA Pool #AS1529, 3.00%, 1/1/29	122,886
210,925	FNMA Pool #AS4928, 3.50%, 5/1/45	225,897
77,539	FNMA Pool #AS5485, 4.50%, 7/1/45	85,535
72,548	FNMA Pool #AS5696, 3.50%, 8/1/45	77,445
139,835	FNMA Pool #AS6385, 4.00%, 12/1/45	151,798
141,023	FNMA Pool #AS7188, 4.00%, 5/1/46	153,510
121,803	FNMA Pool #AS8276, 3.00%, 11/1/46	128,038
136,476	FNMA Pool #AS8483, 3.00%, 12/1/46	144,016
377,712	FNMA Pool #AS8796, 3.00%, 2/1/47	395,943
198,590	FNMA Pool #AS9459, 4.50%, 4/1/47	217,218
225,460	FNMA Pool #AU7025, 3.00%, 11/1/43	240,077
78,048	FNMA Pool #AU8070, 3.50%, 9/1/43	84,271
243,200	FNMA Pool #AV0703, 4.00%, 12/1/43	264,351
1,348,941	FNMA Pool #AX9528, 3.50%, 2/1/45	1,445,318
120,010	FNMA Pool #AY2618, 4.00%, 3/1/45	131,642
99,722	FNMA Pool #AY9329, 4.00%, 6/1/45	108,390
88,104	FNMA Pool #AZ4775, 3.50%, 10/1/45	94,347
57,219	FNMA Pool #AZ6194, 3.50%, 10/1/45	61,075
118,494	FNMA Pool #AZ9703, 3.00%, 10/1/45	125,058
159,514	FNMA Pool #BA4732, 3.50%, 12/1/45	170,764
269,328	FNMA Pool #BC9482, 3.00%, 7/1/46	284,193
121,935	FNMA Pool #BD8211, 4.00%, 4/1/47	130,964
225,012	FNMA Pool #BE3776, 4.50%, 7/1/47	245,068
282,549	FNMA Pool #BJ5719, 4.00%, 5/1/48	302,287
10,490	FNMA Pool #BK4970, 3.50%, 5/1/48	11,107
31,038	FNMA Pool #BK4987, 3.50%, 6/1/48	32,784
15,845	FNMA Pool #BK7396, 3.50%, 7/1/48	16,757
23,724	FNMA Pool #BK9639, 3.50%, 11/1/48	25,057
204,299	FNMA Pool #BM2001, 3.50%, 12/1/46	218,125
463,032	FNMA Pool #BM2006, 4.00%, 1/1/48	496,177
346,815	FNMA Pool #BM2007, 4.00%, 9/1/48	369,525
2,736,664	FNMA Pool #BM3634, 3.50%, 5/1/47	2,961,884
675,185	FNMA Pool #BM3641, 4.00%, 4/1/48	738,290

13

December 31, 2020

492,811	FNMA Pool #BM5793, 3.00%, 4/1/49	516,224
34,509	FNMA Pool #BN1076, 3.50%, 12/1/48	36,480
33,522	FNMA Pool #BN3431, 3.50%, 1/1/49	35,407
12,336	FNMA Pool #BN4309, 4.50%, 1/1/49	13,386
327,739	FNMA Pool #BN6240, 3.00%, 4/1/49	343,666
58,749	FNMA Pool #BN6305, 3.00%, 5/1/49	61,630
254,900	FNMA Pool #BO0622, 3.00%, 6/1/49	267,419
1,814,792	FNMA Pool #BP5709, 2.50%, 5/1/50	1,914,726
999,187	FNMA Pool #BQ9091, 2.00%, 12/1/50	1,040,855
220,301	FNMA Pool #CA1564, 4.50%, 4/1/48	239,557
589,474	FNMA Pool #CA4574, 4.00%, 8/1/49	629,871
1,410,379	FNMA Pool #CA5540, 3.00%, 4/1/50	1,501,544
10,444	FNMA Pool #FM1238, 4.00%, 3/1/49	11,139
706,309	FNMA Pool #FM1581, 2.50%, 2/1/26	735,706
2,342,411	FNMA Pool #FM3254, 3.50%, 5/1/49	2,533,981
1,464,138	FNMA Pool #FM4140, 2.50%, 9/1/50	1,558,860
998,083	FNMA Pool #FM4635, 2.00%, 11/1/50	1,038,837
997,771	FNMA Pool #FM5091, 1.50%, 12/1/50	1,008,433
74,499	FNMA Pool #MA0073, 4.50%, 5/1/29	81,418
273,794	FNMA Pool #MA0984, 2.50%, 2/1/22	285,189
287,811	FNMA Pool #MA1012, 2.50%, 3/1/22	299,790
79,080	FNMA Pool #MA1212, 2.50%, 10/1/22	82,372
110,662	FNMA Pool #MA2641, 3.00%, 6/1/46	116,455
189,240	FNMA Pool #MA3026, 3.50%, 6/1/47	200,987
172,276	FNMA Pool #MA3114, 2.50%, 8/1/32	179,932
251,071	FNMA Pool #MA3331, 3.00%, 4/1/48	263,418
252,358	FNMA Pool #MA3415, 4.00%, 7/1/48	269,578
355,061	FNMA Pool #MA3495, 4.00%, 10/1/48	379,066
183,759	FNMA Pool #MA3520, 3.50%, 11/1/48	194,080
333,406	FNMA Pool #MA3536, 4.00%, 12/1/48	356,124
284,466	FNMA Pool #MA3563, 4.00%, 1/1/49	303,758
438,675	FNMA Pool #MA3564, 4.50%, 1/1/49	475,570
322,855	FNMA Pool #MA3593, 4.50%, 2/1/49	349,992
410,450	FNMA Pool #MA3638, 4.00%, 4/1/49	438,352
1,071,776	FNMA Pool #MA3674, 2.50%, 5/1/34	1,116,899
411,339	FNMA Pool #MA3691, 3.00%, 7/1/49	431,248
1,320,980	FNMA Pool #MA3692, 3.50%, 7/1/49	1,395,503
457,016	FNMA Pool #MA3709, 2.50%, 6/1/34	476,332
321,063	FNMA Pool #MA3729, 2.50%, 7/1/34	334,714
1,229,552	FNMA Pool #MA3744, 3.00%, 8/1/49	1,289,580
542,824	FNMA Pool #MA3747, 4.50%, 8/1/49	588,777
1,234,926	FNMA Pool #MA3832, 3.50%, 11/1/39	1,306,664
367,348	FNMA Pool #MA3905, 3.00%, 1/1/50	385,159
9,648,652	FNMA Pool #MA4012, 2.00%, 5/1/35	10,084,614
1,505,975	FNMA Pool #MA4016, 2.50%, 5/1/40	1,588,903
6,320,415	FNMA Pool #MA4042, 2.00%, 6/1/35	6,607,094
1,808,944	FNMA Pool #MA4055, 2.50%, 6/1/50	1,908,556
2,476,598	FNMA Pool #MA4077, 2.00%, 7/1/50	2,572,899
6,756,197	FNMA Pool #MA4078, 2.50%, 7/1/50	7,128,236
3,635,861	FNMA Pool #MA4100, 2.00%, 8/1/50	3,777,239
2,060,648	FNMA Pool #MA4119, 2.00%, 9/1/50	2,140,774
988,342	FNMA Pool #MA4158, 2.00%, 10/1/50	1,026,773
6,085,012	FNMA Pool #MA4208, 2.00%, 12/1/50	6,321,623
500,000	FNMA Pool #MA4237, 2.00%, 1/1/51	519,442
56,217	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	57,924
69,366	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	71,192
730,591	GNAM II Pool #MA5816, 3.50%, 3/20/49	775,843
111,518	GNMA I Pool #650494, 5.50%, 1/15/36	130,014
95,640	GNMA II Pool #MA1090, 3.50%, 6/20/43	104,151
51,508	GNMA II Pool #MA1448, 3.50%, 11/20/43	56,091
68,392	GNMA II Pool #MA1520, 3.00%, 12/20/43	72,995
85,169	GNMA II Pool #MA2149, 4.00%, 8/20/44	93,998
138,612	GNMA II Pool #MA2445, 3.50%, 12/20/44	149,613
96,277	GNMA II Pool #MA3803, 3.50%, 7/20/46	103,972
965,770	GNMA II Pool #MA4836, 3.00%, 11/20/47	1,024,227
255,776	GNMA II Pool #MA5191, 3.50%, 5/20/48	273,690
303,346	GNMA II Pool #MA5527, 3.50%, 10/20/48	323,094
457,746	GNMA II Pool #MA5594, 3.50%, 11/20/48	486,146
137,141	GNMA II Pool #MA5650, 3.50%, 12/20/48	145,835
1,345,273	GNMA II Pool #MA5762, 3.50%, 2/20/49	1,432,433
1,296,863	GNMA II Pool #MA5815, 3.00%, 3/20/49	1,357,369
442,646	GNMA II Pool #MA5875, 3.50%, 4/20/49	469,430
1,015,092	GNMA II Pool #MA6283, 3.00%, 11/20/49	1,064,826
1,455,433	GNMA II Pool #MA6409, 3.00%, 1/20/50	1,526,754
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $131,992,678)		134,615,061

U.S. TREASURY OBLIGATIONS 14.7%
	U.S. TREASURY NOTES & BONDS 14.7%
3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	4,557,123
3,220,000	U.S. Treasury Bonds, 4.38%, 2/15/38	4,786,983
12,500,000	U.S. Treasury Bonds, 1.13%, 5/15/40	11,867,187
6,612,000	U.S. Treasury Bonds, 2.88%, 5/15/43	8,359,014
6,319,000	U.S. Treasury Bonds, 3.00%, 2/15/48	8,295,168
17,500,000	U.S. Treasury Notes, 1.13%, 6/30/21	17,587,500
10,600,000	U.S. Treasury Notes, 1.75%, 2/28/22	10,800,406
30,500,000	U.S. Treasury Notes, 0.38%, 3/31/22	30,596,504
5,000,000	U.S. Treasury Notes, 0.13%, 5/31/22	5,000,977
25,500,000	U.S. Treasury Notes, 0.25%, 4/15/23	25,562,754
17,000,000	U.S. Treasury Notes, 1.38%, 6/30/23	17,520,625
10,605,000	U.S. Treasury Notes, 2.38%, 8/15/24	11,429,787
10,965,000	U.S. Treasury Notes, 2.25%, 11/15/24	11,812,217
17,000,000	U.S. Treasury Notes, 0.50%, 3/31/25	17,156,719
20,000,000	U.S. Treasury Notes, 0.38%, 11/30/25	20,028,125
8,500,000	U.S. Treasury Notes, 2.63%, 12/31/25	9,452,598
11,500,000	U.S. Treasury Notes, 1.63%, 5/15/26	12,244,805
5,500,000	U.S. Treasury Notes, 1.75%, 12/31/26	5,910,566
20,300,000	U.S. Treasury Notes, 0.63%, 3/31/27	20,421,324
6,550,000	U.S. Treasury Notes, 2.75%, 2/15/28	7,511,264
37,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	39,581,328
TOTAL U.S. TREASURY OBLIGATIONS (Cost $294,710,328)		300,482,974

14

Schedule of Investments (unaudited) (continued)

Shares		Value

SHORT-TERM INVESTMENTS 5.0%
	MONEY MARKET FUNDS 5.0%
85,842,679	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.030% (4)	$85,842,679
16,359,703	State Street Navigator Securities Lending Government Money Market Portfolio (5)	16,359,703
		102,202,382
TOTAL SHORT-TERM INVESTMENTS (Cost $102,202,382)		102,202,382

TOTAL INVESTMENTS IN SECURITIES 100.7% (Cost $1,619,647,710)		$2,054,011,726

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.7%)		(13,417,934)

NET ASSETS (6) 100%		$2,040,593,792

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2020, the market value of the securities on loan was $31,532,654.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Floating or variable rate security. The rate disclosed is the rate in effect as of December 31, 2020. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(4)	Rate reflects 7 day yield as of December 31, 2020.
(5)	Securities with an aggregate market value of $31,532,654 were out on loan in exchange for collateral including $16,359,703 of cash collateral as of December 31, 2020. The cash collateral was invested in a reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $1,619,647,710, aggregate gross unrealized appreciation was $437,574,477, aggregate gross unrealized depreciation was $3,210,461 and the net unrealized appreciation was $434,364,016.
AGM	Assured Guaranty Municipal.
BAM	Build America Mutual.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

15

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,195,419,319	$—	$—	$1,195,419,319
Asset-Backed Securities	—	35,147,003	—	35,147,003
Commercial Mortgage-Backed Securities	—	74,252,941	—	74,252,941
Corporate Bonds & Notes*	—	191,443,757	—	191,443,757
Foreign Government Obligations	—	1,461,274	—	1,461,274
Long-Term Municipal Securities*	—	18,987,015	—	18,987,015
U.S. Government Agency Obligations	—	134,615,061	—	134,615,061
U.S. Treasury Obligations	—	300,482,974	—	300,482,974
Short-Term Investments	102,202,382	—	—	102,202,382
Total Investments in Securities	$1,297,621,701	$756,390,025	$—	$2,054,011,726

* See Schedule of Investments for further break down by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended December 31, 2020, there were no Level 3 investments.